Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General administrative expenses
Administration and general office expense	$ 287	$ 300	$ 274
Consulting	48	92	160
Depreciation	0	14	10
Investor relations and communications	104	69	72
Personnel costs	645	419	720
Professional fees	120	199	275
Share-based payments	169	136	208
Transfer agent and regulatory fees	70	43	63
Travel and promotion	91	70	78
Total general administrative expenses	(1,534)	(1,342)	(1,860)
Exploration partner fees	0	25	25
Fair value gain (loss) on derivative liability	351	454	(1,207)
Foreign exchange gain	(33)	23	70
General exploration costs	0	(6)	(18)
Gain (loss) on disposal of assets	186	536	(42)
Loss on settlement of convertible notes	(100)	0	0
Impairments	0	(1,480)	0
Interest expense	(112)	(75)	(72)
Total other gains (losses)	292	(523)	(1,244)
Net loss for the year	(1,242)	(1,865)	(3,104)
Items that maybe reclassified to profit and loss
Net change in fair value of marketable securities	(31)	(31)	0
Comprehensive loss for the year	$ (1,273)	$ (1,896)	$ (3,104)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding	199,450,814	193,479,416	193,479,416